Document And Entity Information	Nov. 13, 2024
Document Information [Line Items]
Entity, Registrant Name	MOLINA HEALTHCARE, INC.
Document, Type	8-K
Document, Period End Date	Nov. 13, 2024
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-31719
Entity, Tax Identification Number	13-4204626
Entity, Address, Address Line One	200 Oceangate
Entity, Address, Address Line Two	Suite 100
Entity, Address, City or Town	Long Beach
Entity, Address, State or Province	CA
Entity, Address, Postal Zip Code	90802
City Area Code	562
Local Phone Number	435-3666
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	MOH
Security Exchange Name	NYSE
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001179929